Seward & Kissel LLP

901 K Street, NW.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 11, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   AB Corporate Shares (the “Registrant”)
AB Income Shares
File Nos. 333-112207 and 811-21497

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Registrant to register a new series of the Registrant, AB Income Shares.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc:	Paul M. Miller